2. Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	2015	2014
Intangible assets	$402,000	$402,000
Less: accumulated amortization	(180,900)	(160,800)
Net intangible assets	$221,100	$241,200

	2014	2013
Intangible Assets	$402,000	$402,000
Less: Accumulated Amortization	(175,875)	(155,775)
Net Intangible Assets	$226,125	$246,225

Future Amortization Expenses
Year ending December 31,
2015	$20,100
2016	$20,100
2017	$20,100
2018	$20,100
2019	$20,100

Year ending December 31,
2015	$20,100
2016	$20,100
2017	$20,100
2018	$20,100
2019	$20,100